ORGANIZATION, DESCRIPTION AND SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 25, 2023	Feb. 28, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Jan. 21, 2022	Jan. 02, 2022	Aug. 12, 2020	May 08, 2020
Property, Plant and Equipment [Line Items]
Common stock, par value			$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001			$ 0.0001
Percentage of revenue					80.00%
Debt face amount												$ 1,300,000
Gross receipts			50.00%		50.00%
Description					Healthcare plan expenses were not included in the analysis, although they are eligible if an employee has paid health insurance through their paycheck. Section 2301(c)(5)(B) of the CARES Act provides that “wages” include amounts paid by an eligible employer to provide and maintain a group health plan (as defined in section 5000(b)(1) of the Code), but only to the extent that the amounts are excluded from the gross income of employees by reason of section 106(a) of the Code. The Company pays the first $500 of healthcare insurance for each employee, which generally covers the monthly cost of their insurance. Because of this, the Company conservatively did not include any of the cost of insurance in its analysis. Additionally, PPP loan amounts were deducted from the amount of total wages paid before calculating the qualified ERTC wages. The Company applied for the ERTC using Vivos Therapeutics Inc.’s payroll, which covers 95% of its employees
Tax credit description					As indicated above, for 2020, companies were eligible for a credit equal to 50 percent of the first ten thousands of qualified wages paid per employee in the aggregate of each eligible quarter. Therefore, the maximum ERTC for the Company for 2020 is five thousand ($5,000) per employee. For the second and fourth quarters of 2020, the total eligible credit was limited to approximately $0.5 million
Credit percentage			70.00%		70.00%
Credit limited			$ 700,000		$ 700,000
Long term liabilities			1,200,000		1,200,000
Research and development, expense		$ 100,000	100,000	$ 100,000	$ 200,000	$ 200,000	$ 200,000	$ 200,000
Income tax examination description					greater than 50 percent likelihood of being realized upon ultimate settlement with the relevant tax authority. The Company recognizes interest and penalties accrued on any unrecognized tax benefits as a component of income tax expense		greater than 50 percent likelihood of being realized upon ultimate settlement with the relevant tax authority. The Company recognizes interest and penalties accrued on any unrecognized tax benefits as a component of income tax expense.
Operating lease liability, non current			2,104,000		$ 2,104,000		$ 2,413,000
Operating lease right of use asset			1,466,000		$ 1,466,000		$ 1,695,000
Operating lease right of use asset										$ 400,000
Accounting Standards Update 2016-02 Cumulative Effect, Period of Adoption [Member]
Property, Plant and Equipment [Line Items]
Operating lease liability, non current										1,900,000
Operating lease right of use asset										1,200,000
Deferred rent credit										$ 300,000
Payroll Protection Program [Member]
Property, Plant and Equipment [Line Items]
Debt face amount									$ 1,300,000
Patents [Member]
Property, Plant and Equipment [Line Items]
Acquired finite lived intangible assets weighted average useful life					15 years		15 years
VIP Enrollment Agreement [Member]
Property, Plant and Equipment [Line Items]
Cost of service					$ 31,500		$ 31,500
Guided Growth and Development VIPs [Member]
Property, Plant and Equipment [Line Items]
program cost			7,995		7,995
Lifeline VIPs [Member]
Property, Plant and Equipment [Line Items]
program cost			7,995		7,995
Premier Vivos Integrated Providers [Member]
Property, Plant and Equipment [Line Items]
program cost			$ 50,000		$ 50,000
Minimum [Member]
Property, Plant and Equipment [Line Items]
Percentage of revenue					6.00%		6.00%
Property plant and equipment useful life			4 years		4 years		4 years
Minimum [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life			5 years		5 years
Minimum [Member] | VIP Enrollment Agreement [Member]
Property, Plant and Equipment [Line Items]
Cost of service					$ 7,995		$ 2,500
Maximum [Member]
Property, Plant and Equipment [Line Items]
Percentage of revenue					8.00%		8.00%
Property plant and equipment useful life			5 years		5 years		5 years
Maximum [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life			7 years		7 years
Maximum [Member] | VIP Enrollment Agreement [Member]
Property, Plant and Equipment [Line Items]
Cost of service					$ 50,000		$ 50,000
Maximum [Member] | Guided Growth and Development VIPs [Member]
Property, Plant and Equipment [Line Items]
program cost			$ 12,500		$ 12,500
Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Common stock, par value	$ 0.0001
Stockholders' Equity Note, Stock Split	1-for-25